Facility Operating Lease (Details) - USD ($)		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 01, 2021	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2020
Facility Operating Lease
Operating lease commencement, description	On April 1, 2021, the Company commenced a 5-year operating lease for a facility in Santa Barbara, California with total lease payments of $781,813.
Operating lease payments	$ 767,553
Operating lease term		3 years			3 years		3 years 9 months
Operating lease discount rate		0.75%			0.75%		0.75%
Total lease payment		$ 24,360	$ 39,041	$ 39,090	$ 97,078	$ 117,124	$ 157,141	$ 0
Variable costs for common area operating expenses and electricity		54,643	55,516	30,783	228,454	173,488	$ 240,421	$ 0
Lease description	The sub-lease provides for base monthly rent of $13,013 through May 31, 2021 and $8,400 starting June 1, 2021 plus common area operating and utility costs. The sublease was amended again on May 17, 2022 to sublease a smaller portion of the property at a base rental rate of $5,200 per month effective June 1, 2022.						The sub-lease provides for base monthly rent of $13,013 through May 31, 2021 and $8,400 starting June 1, 2021 plus common area operating and utility costs. The sublease was amended on February 7, 2022 to sublease a smaller portion of the property at a base rental rate of $6,930 per month effective March 1, 2022. The sublease was amended again on May 17, 2022 to sublease a smaller portion of the property at a base rental rate of $5,200 per month effective June 1, 2022.
Rent income		$ 23,405	$ 55,689	$ 84,743	$ 128,921	$ 227,589	$ 279,727
Lease incentive							$ 134,625
Lease payments (in Shares)							767,553